Subsequent Events (DraftDay) (Details) $ / shares in Units, $ in Thousands	Sep. 08, 2015 USD ($) member $ / shares shares	Mar. 31, 2016 $ / shares shares	Dec. 23, 2015	Jun. 30, 2015 $ / shares shares	Jun. 30, 2014 $ / shares shares	Sep. 16, 2013 $ / shares	May 10, 2012 $ / shares shares
Subsequent Event [Line Items]
Common stock, shares issued (in shares)		36,639,383		23,383,125	15,743,541
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Number of warrants issued (in warrants)							21,364
Warrants, exercise price per share (in dollars per warrant) | $ / shares						$ 92	$ 640
Stated interest rate (as a percent)			12.00%
DraftDay.com [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,353,975
Notes issued to sellers | $	$ 2,250
DraftDay.com [Member] | Subsequent Event
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,353,975
DraftDay.com [Member] | MGT Sports
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,269,342
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
DraftDay.com [Member] | MGT Sports | Subsequent Event
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,269,342
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
DraftDay.com [Member] | Third Parties
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	84,633
DraftDay.com [Member] | Third Parties | Subsequent Event
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	84,633
Promissory Note
Subsequent Event [Line Items]
Stated interest rate (as a percent)	5.00%
Promissory Note | Subsequent Event
Subsequent Event [Line Items]
Stated interest rate (as a percent)	5.00%
Promissory Note | Promissory Note due September 29, 2015
Subsequent Event [Line Items]
Notes issued to sellers | $	$ 250
Promissory Note | Promissory Note due September 29, 2015 | Subsequent Event
Subsequent Event [Line Items]
Notes issued to sellers | $	250
Promissory Note | Promissory Note due September 29, 2015 | DraftDay.com [Member] | MGT Sports
Subsequent Event [Line Items]
Notes issued to sellers | $	234
Promissory Note | Promissory Note due September 29, 2015 | DraftDay.com [Member] | MGT Sports | Subsequent Event
Subsequent Event [Line Items]
Notes issued to sellers | $	234
Promissory Note | Promissory Note due September 29, 2015 | DraftDay.com [Member] | Third Parties
Subsequent Event [Line Items]
Notes issued to sellers | $	16
Promissory Note | Promissory Note due September 29, 2015 | DraftDay.com [Member] | Third Parties | Subsequent Event
Subsequent Event [Line Items]
Notes issued to sellers | $	15,625
Promissory Note | Promissory Note due March 8, 2016 | DraftDay.com [Member] | MGT Sports
Subsequent Event [Line Items]
Notes issued to sellers | $	1,875
Promissory Note | Promissory Note due March 8, 2016 | DraftDay.com [Member] | MGT Sports | Subsequent Event
Subsequent Event [Line Items]
Notes issued to sellers | $	1,875
Promissory Note | Promissory Note due March 8, 2016 | DraftDay.com [Member] | Third Parties
Subsequent Event [Line Items]
Notes issued to sellers | $	125
Promissory Note | Promissory Note due March 8, 2016 | DraftDay.com [Member] | Third Parties | Subsequent Event
Subsequent Event [Line Items]
Notes issued to sellers | $	125
Promissory Note | Promissory Note due September 8, 2015
Subsequent Event [Line Items]
Notes issued to sellers | $	2,000
Promissory Note | Promissory Note due September 8, 2015 | Subsequent Event
Subsequent Event [Line Items]
Notes issued to sellers | $	$ 2,000
DraftDay Gaming Group
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	11,250,000
Number of board members | member	3
DraftDay Gaming Group | Subsequent Event
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	11,250,000
Number of board members | member	3
Number of Board Members Appointed | member	2
DraftDay Gaming Group | MGT Sports | Subsequent Event
Subsequent Event [Line Items]
Number of warrants issued (in warrants)	1,500,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares	$ 0.40
DraftDay Gaming Group | Third Parties | Subsequent Event
Subsequent Event [Line Items]
Number of warrants issued (in warrants)	350,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares	$ 0.40
DraftDay Gaming Group | Sportech | Subsequent Event
Subsequent Event [Line Items]
Number of Board Members Appointed | member	1
DraftDay Gaming Group | DraftDay.com [Member] | MGT Sports
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,550,000
Number of warrants issued (in warrants)	1,500,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares	$ 0.40
DraftDay Gaming Group | DraftDay.com [Member] | MGT Sports | Subsequent Event
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,550,000
Number of warrants issued (in warrants)	1,500,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares	$ 0.40
DraftDay Gaming Group | DraftDay.com [Member] | Third Parties
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	150,000
Number of warrants issued (in warrants)	350,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares	$ 0.40
DraftDay Gaming Group | DraftDay.com [Member] | Third Parties | Subsequent Event
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	150,000
Number of warrants issued (in warrants)	350,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares	$ 0.40
Affiliated Entity | DraftDay Gaming Group | MGT Sports | Subsequent Event
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	2,550,000
Affiliated Entity | DraftDay Gaming Group | Third Parties | Subsequent Event
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	150,000
Affiliated Entity | DraftDay Gaming Group | Sportech
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	9,000,000
Affiliated Entity | DraftDay Gaming Group | Sportech | Subsequent Event
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	9,000,000